Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment
Carrying amount	$ 55,413	$ 58,325	$ 83,954
Costs
Property, Plant and Equipment
Carrying amount	$ 72,482	73,770	$ 97,272
Impairments		$ 46
A power plant
Property, Plant and Equipment
Discount rate (as a percent)	8.00%
Impairments	$ 0
Reasonably possible increase in discount rate (as a percent)	1.00%
Increase (decrease) in net loss due to reasonably possible increase in discount rate	$ 0
A power plant | Costs
Property, Plant and Equipment
Carrying amount	$ 29,931